Segment reporting - Non-current assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Non-current assets by geographical area	$ 655,031	$ 628,519
USA
Disclosure of operating segments [line items]
Non-current assets by geographical area	212,143	241,325
UK
Disclosure of operating segments [line items]
Non-current assets by geographical area	206	338
Europe
Disclosure of operating segments [line items]
Non-current assets by geographical area	319,450	271,832
Spain
Disclosure of operating segments [line items]
Non-current assets by geographical area	130,195	132,385
France
Disclosure of operating segments [line items]
Non-current assets by geographical area	174,536	131,479
Other EU Countries
Disclosure of operating segments [line items]
Non-current assets by geographical area	14,719	7,968
Rest of World
Disclosure of operating segments [line items]
Non-current assets by geographical area	$ 123,232	$ 115,024